CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 53,985	$ 46,580	$ 126,775	$ 98,394
Other comprehensive income (loss), net of income tax:
Net unrealized gain (loss) on derivatives	2,920	12,258	(1,124)	46,601
Foreign currency translation adjustment	(21,104)	(41,982)	(7,689)	(85,834)
Total other comprehensive (loss)	(18,184)	(29,724)	(8,813)	(39,233)
Comprehensive income	35,801	16,856	117,962	59,161
Less: Comprehensive income attributable to noncontrolling interests	(5,863)	(457)	(25,070)	(7,664)
Comprehensive income attributable to Dole plc	$ 29,938	$ 16,399	$ 92,892	$ 51,497